Note 7 - Right-of-use Asset and Lease Obligation - Right-of-use Assets (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Statement Line Items [Line Items]
Right-of-use assets	$ 16,788
Right-of-use assets			$ 16,788
Gross carrying amount [member]
Statement Line Items [Line Items]
Right-of-use assets	16,788	$ 514,181	491,712
Depreciation on right-of-use assets	(16,788)	(22,469)	(5,123)
Adjustment from lease reassessment			(480,047)
Depreciation on right-of-use assets	16,788	22,469	5,123
Right-of-use assets		$ 491,712	$ 16,788